Employee Benefit Plan, Description of Plan - EBP 038	12 Months Ended
Dec. 31, 2025 USD ($) Rate
EBP, Description of Plan [Line Items]
EBP, Description of Plan [Text Block]	PLAN DESCRIPTION
The following description of the M/I Homes, Inc. 401(k) Profit Sharing Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document for more complete information.

General-The Plan is a defined contribution 401(k) plan which became effective October 1, 1988, and whose purpose is to provide retirement income benefits for all eligible employees of M/I Homes, Inc. and its subsidiaries (the “Company” or the “Plan Sponsor”). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). All employees employed on October 1, 1988, the Plan’s inception date, were eligible to participate in the Plan. Full time employees are eligible for entry into the Plan with respect to employee contributions on the first day of the first pay period immediately following their completion of ninety days of service, and part time employees are eligible for entry into the Plan with respect to employee contributions after completing one year of service with a minimum of 1,000 hours or after completing two consecutive years of service with a minimum of 500 hours. Employees are eligible to receive Company contributions beginning the first quarter after completion of one year of service with 1,000 hours. Employees may be credited with his or her service with a previous employer (“Predecessor Employer”) where such service occurred prior to the date that the Predecessor Employer became an affiliate of the Plan Sponsor, or some or all of the assets of the Predecessor Employer were acquired by the Plan Sponsor or an affiliate. A special employer contribution can be made for one or more Predecessor Employer participants during the initial year of participation in the Plan, at the discretion of the Plan Sponsor. All participants receive a Summary Plan Description upon becoming eligible for participation in the Plan. Participants should refer to this document and to the Plan text for more complete information. Fidelity Management Trust Company (“Fidelity”) serves as the service provider and trustee.

Contributions-Funding is provided by the Plan Sponsor and participant contributions. The amount of the Plan Sponsor’s contribution is discretionary and is determined by the Company’s Board of Directors. The Plan Sponsor is not required to make a contribution to the Plan and can suspend or terminate the Plan at any time. All active Plan Participants will have their elective deferral increased by 1% annually (effective July 1 of each year), up to a 10% maximum. Contributions are subject to certain Internal Revenue Code limitations. Plan participants may also contribute amounts rolled over from qualified defined benefit or defined contribution plans.

Participant Accounts-Individual account balances are maintained for each participant. Each participant’s contributions, along with their share of the Plan Sponsor’s contribution, are currently invested in the Plan’s investment options as directed by the participant. Participants may change investment elections on a daily basis and are permitted to invest a maximum of 10% of their fund allocation in the M/I Homes Company Stock Fund. Participant account balances are adjusted daily for income, realized and unrealized gains and losses and Company and participant contributions. Company contributions are allocated to participants pro-rata based on eligible compensation up to $50,000.

Investments-Participants direct the investment of their contributions into various investment options offered by the Plan. Company contributions are invested according to the participant’s current investment elections. The Plan currently offers mutual funds, a common collective trust funds, and the M/I Homes Company Stock Fund as investment options for participants. If a participant has not made an investment election, their contributions will automatically be invested in one of the Fidelity Target Date Funds, also referred to as the default funds, dependent on the participant’s estimated retirement date, which is determined by the participant’s date of birth.

Vesting-Contributions made by both the Plan Sponsor and Plan participants are 100% vested immediately.

Payment of Benefits-A Plan participant becomes eligible to receive benefits when the participant retires; becomes totally and permanently disabled; experiences financial hardship, as defined by Title 26 CFR 1.401(k)-1(d)(2) of the Federal Code of Regulations; upon attainment of age 59 1/2 (effective August 1, 2024); dies; or terminates employment. Benefit payments are paid in lump sum, installments or partial withdrawal amounts.
Notes Receivable From Participants-Participants may borrow from their fund accounts a minimum of $500 up to a maximum for all participant loans equal to the lesser of $50,000 reduced by the excess, if any, of the highest outstanding balance of loans from the Plan during the one-year period prior to the date of the loan over the current outstanding balance of loans or 50% of their vested account balance reduced by the then outstanding balance of any other loans that a participant received from the Plan. The loan amounts are collateralized by a percentage of the participant’s balance of Plan assets, bear interest at prime plus 1% at the date the loan is initiated, and must be repaid within no more than five (5) years, unless the loan is granted for the purpose of acquiring the principal residence of the participant, in which case, it must be repaid within no more than fifteen (15) years. Principal and interest are paid ratably through bi-weekly payroll deductions. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan document.
Subsequent Events-In accordance with accounting standards affecting disclosures of subsequent events, the Plan Sponsor assessed there were no subsequent events for recognition and disclosure through the date which these financial statements were issued.
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage | Rate	50.00%
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 500
EBP, Plan Termination [Text Block]	PLAN TERMINATIONAlthough the Company has not indicated any intent to do so, it has the right to terminate the Plan at any time subject to the provisions set forth in ERISA. In the event of termination, the net assets of the trust would be distributed in a form of payment as determined by the Plan Trustee